COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 06, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net		$ 19,015	$ 5,400	$ 21,600	$ 25,200
Licensing Agreements [Member]
Operating Leased Assets [Line Items]
Milestone Payment	$ 765,000					$ 765,000
Maintenance fees for First Five Years						80,000
Annual Maintenance fees after First Five Years						$ 50,000
Royalty percentage	2.00%					2.00%
Minimum Royalty Expense	$ 75,000					$ 75,000
Royalty Percentage Payment Terms						The Company is required to pay The Regents royalties ranging from 8% of worldwide sublicense sales of covered products (if the sublicense is entered after commencement of phase II clinical trials to 12% of worldwide sublicense sales (if the sublicense is entered prior to commencement of phase I clinical trials).
Initial; License Fee	$ 10,000
Laboratory Space [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net		$ 5,700